UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	 Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

Donald A. Yacktman    Buffalo Grove, Illinois    May 6, 2005
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51
Form 13F Information Table Value Total:   $729875


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103    14653   224084 SH       SOLE                   115000            109084
Americredit Corp.              common           03060R101    60383  2576050 SH       SOLE                  2098200            477850
Anheuser Busch Co.             common           035229103     3563    75190 SH       SOLE                                      75190
Berkshire Hath Cl. A           common           084670108    15051      173 SH       SOLE                                        173
Berkshire Hath Cl. B           common           084670207     2488      871 SH       SOLE                                        871
Bristol Myers Squibb           common           110122108    23706   931100 SH       SOLE                   737200            193900
Cadbury Schweppes              common           127209302    11208   275375 SH       SOLE                   190000             85375
Cardinal Health                common           14149Y108    16082   288200 SH       SOLE                   257600             30600
Chgo Rivet & Machine           common           168088102      461    14950 SH       SOLE                                      14950
Clorox                         common           189054109    21394   339638 SH       SOLE                   261200             78438
Coca-Cola Co.                  common           191216100    93564  2245355 SH       SOLE                  1840000            405355
Colgate Palmolive              common           194162103     5514   105700 SH       SOLE                    95000             10700
Coventry Health Care           common           222862104      744    10919 SH       SOLE                                      10919
Electronic Data Syst           common           285661104     9696   469100 SH       SOLE                   387000             82100
Equifax Inc.                   common           294429105     2360    76900 SH       SOLE                                      76900
Ethan Allen Interiors          common           297602104     1770    55300 SH       SOLE                                      55300
Federal Home Loan              common           313400301    22601   357609 SH       SOLE                   249700            107909
Federal Nat'l Mtg.             common           313586109     5044    92630 SH       SOLE                    90000              2630
Fifth Third Bancorp            common           316773100     1990    46300 SH       SOLE                                      46300
First Data Corp.               common           319963104    13221   336325 SH       SOLE                   131000            205325
Friedman's, Inc. Cl. A         common           358438109     1127   860600 SH       SOLE                   732500            128100
Gannett Company                common           364730101     1102    13940 SH       SOLE                                      13940
H&R Block                      common           093671105     8371   165500 SH       SOLE                   125000             40500
Henkel KGAA ADR                common           42550U109    37702   443575 SH       SOLE                   361500             82075
Henkel ORD                     common           005002465    15894   187000 SH       SOLE                   175000             12000
Interpublic Group Co.          common           460690100    16366  1332700 SH       SOLE                  1177200            155500
Interstate Bakeries            common           46072H108      855   145000 SH       SOLE                   130000             15000
Johnson & Johnson              common           478160104     8572   127640 SH       SOLE                    70800             56840
Kinder Morgan Inc.             common           49455P101     2967    39200 SH       SOLE                                      39200
Kraft Foods, Inc.              common           50075n104    51968  1572400 SH       SOLE                  1286500            285900
Lancaster Colony Corp.         common           513847103    42063   988550 SH       SOLE                   758200            230350
Leucadia Nat'l Corp.           common           527288104     2520    73350 SH       SOLE                                      73350
Liberty Media Corp. A          common           530718105    84965  8193393 SH       SOLE                  6437000           1756393
MBIA Inc.                      common           55262C100     2402    45950 SH       SOLE                    40000              5950
MGIC Investment                common           552848103     2320    37625 SH       SOLE                    30000              7625
Markel Corp.                   common           570535104     1125     3260 SH       SOLE                                       3260
Marsh & McLennan               common           571748102     7972   262050 SH       SOLE                   132700            129350
Microsoft Corp.                common           594918104     2679   110820 SH       SOLE                   100000             10820
PepsiCo Inc.                   common           713448108     5646   106470 SH       SOLE                    90000             16470
Pfizer Inc.                    common           717081103    32260  1228000 SH       SOLE                   949000            279000
Procter & Gamble Co.           common           742718109     2084    39315 SH       SOLE                                      39315
TJX Co.                        common           872540109     2493   101200 SH       SOLE                                     101200
Torchmark Corp.                common           891027104      746    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      379     9500 SH       SOLE                                       9500
Trizec Properties              common           89687P107     9002   473775 SH       SOLE                   411000             62775
Tyco Int'l LTD                 common           902124106    23881   706550 SH       SOLE                   455200            251350
U.S. Bancorp                   common           902973304     5156   178894 SH       SOLE                   150000             28894
Unilever NV (NEW)              common           904784709    27399   400450 SH       SOLE                   353000             47450
Wal Mart Stores Inc.           common           931142103      231     4600 SH       SOLE                                       4600
Washington Mutual              common           939322103     1580    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2556     6640 SH       SOLE                                       6640